Note 11 - Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2016	Jun. 30, 2016	Jun. 30, 2015
Corporate Office [Member]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	1 year 180 days
Operating Leases, Rent Expense, Minimum Rentals	$ 12,000
Operating Leases, Rent Expense, Net		$ 300,000	$ 300,000